UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07560
Morgan Stanley Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Securities
Portfolio of Investments January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (155.1%) Alabama (0.8%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.50%	01/01/22	$1,327,860

	Alaska (0.9%)
3,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00	06/01/46	1,564,860

	Arizona (3.4%)
1,010	Arizona, Ser 2008 A (FSA Insd)	5.00	09/01/24	1,039,462
3,890	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B (a)	5.00	01/01/22	3,929,487
1,000	Surprise Municipal Property Corporation, Arizona, Ser 2007	4.90	04/01/32	697,360

				5,666,309

	Arkansas (0.9%)
1,000	Baxter County Regional Hospital Inc, Arkansas Ser 2007	5.00	09/01/22	804,930
1,000	Baxter County Regional Hospital Inc, Arkansas Ser 2007	5.00	09/01/26	736,340

				1,541,270

	California (30.1%)
765	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/24	793,588
710	Beverly Hills, Unified School District Ser 2009 (g) (WI)	0.00	08/01/26	265,036
1,370	Beverly Hills, Unified School District Ser 2009 (g) (WI)	0.00	08/01/31	356,721
900	California Department of Water Reserve and Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22	939,510
5,000	California Economic Recovery, Ser 2004 A (a)	5.00	07/01/16	5,177,100
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,504,010
5,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	4,641,050
3,000	California, Various Purpose dtd 05/01/03	5.00	02/01/32	2,761,170
5,000	California, Various Purpose dtd 11/01/06	4.50	10/01/36	4,109,300
2,000	California, Various Purpose dtd 12/01/05	5.00	03/01/27	1,932,900
355	Clovis, Unified School District 2004 Ser A (g)	0.00	08/01/29	105,893
1,980	El Segundo, California, University School District Ser A (g) (WI)	0.00	08/01/32	443,322
4,000	Golden State Tobacco Securitization Corporation, California, Asset Backed Ser 2007 A	5.125	06/01/47	2,151,360
4,000	Golden State Tobacco Securitization Corporation, California, Asset Backed Ser 2007 A	5.75	06/01/47	2,416,200
2,000	Golden State Tobacco Securitization Corporation, California, Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	1,720,440
310	Indio Redevelopment Agency, California, Ser A	5.00	08/15/23	285,107
310	Indio Redevelopment Agency, California, Ser A	5.00	08/15/24	279,521
4,000	Los Angeles, Community College District, California, 2003 Ser B (FSA Insd)	5.00	08/01/27	4,007,960
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd) (a)	5.00	07/01/23	5,125,477
3,040	Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA Insd)	5.00	09/01/22	2,983,182
2,545	Poway Unified School District, California, (g)	0.00	08/01/31	662,667
2,040	Poway Unified School District, California, (g)	0.00	08/01/27	706,982
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34	647,080
4,240	San Diego County Water Authority, California, Ser 2004 (COPS) (FSA Insd) (a)	5.00	05/01/29	4,202,434
540	San Francisco City & County, Laguana Honda Hospital (FSA Insd) (a)	5.00	06/15/28	538,969
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	1,099,180

				50,856,159

	Colorado (2.3%)
2,590	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	2,082,800
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	1,677,860
165	Public Authority for Colorado Energy, Colorado, Natural Gas Purchase Revenue Ser 2008	6.25	11/15/28	134,064

				3,894,724

	Connecticut (0.5%)
1,500	Mashantucket (Western) Pequot Tribe, Connecticut, 2006 Ser A	5.50	09/01/36	903,555

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
	District of Columbia (1.5%)
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31		1,637,320
855	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00		10/01/25		872,228

						2,509,548

	Florida (8.2%)
25	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/16	(c)	29,986
975	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36		815,821
1,000	Lee County Industrial Development Authority, Florida, Shell Point Village/The Alliance Community for Retirement Living Inc, Ser 2006	5.125		11/15/36		537,750
1,350	Miami-Dade County, Florida, Educational Facilities	5.50		04/01/38		1,357,830
5,000	Miami-Dade County, Florida, Miami Int’l Airport Ser 2000 A (AMT) (FGIC Insd)	6.00		10/01/24		4,822,550
1,995	Miami-Dade County, Florida, Ser 2005 A (MBIA Insd)	0.00	(d)	10/01/30		1,280,690
4,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser 2007 (a)	5.00		08/15/42		2,628,592
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25		01/01/26		617,480
3,250	St Johns, Florida, Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375		01/01/40		1,766,570

						13,857,269

	Georgia (8.0%)
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA Insd) (a)	5.00		01/01/23		4,819,412
1,200	De Kalb County, Georgia, Water & Sewer Ser 2003 A	5.00		10/01/23		1,249,440
2,000	Georgia Road & Tollway Authority, Ser 2001	5.375		03/01/17		2,180,600
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/22		2,102,840
3,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/23		3,128,670

						13,480,962

	Hawaii (11.6%)
10,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (MBIA Insd)	5.45		11/01/23		8,269,600
3,000	Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC Insd)	6.625		07/01/18		3,072,990
8,000	Honolulu City & County, Hawaii, Ser 2003A (MBIA Insd) (a)	5.25		03/01/24		8,287,520

						19,630,110

	Illinois (10.9%)
3,600	Chicago Park District, Illinois, Harbor Ser A (AMBAC Insd)	5.00		01/01/27		3,627,036
3,000	Chicago, Illinois, O’Hare Int’l Airport 3rd Lien Ser 2005 A (MBIA Insd)	5.25		01/01/26		2,876,520
3,000	Chicago, Illinois, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32		2,519,100
1,070	Chicago, Illinois, Transit Authority Ser 2008 (AGC Insd)	5.25		06/01/23		1,135,420
725	De Kalb County, Illinois, Community Unit School District No. 428 (FSA Insd)	5.00		01/01/23		755,153
2,780	Kendall Kane & Will County, Illinois, Community Unit School District No. 308 (FSA Insd) (g)	0.00		02/01/20		1,782,563
8,480	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA Insd)	0.00	(e)	06/15/26		5,742,741

						18,438,533

	Indiana (1.3%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40		2,170,680

	Maine (0.0%)
60	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA Insd)	5.50		07/01/18		60,077

	Maryland (2.9%)
1,000	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00		01/01/37		707,060
1,500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17		1,136,625
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50		04/01/16		3,112,470

						4,956,155

	Michigan (1.7%)
900	Detroit Michigan Water Supply System	5.00		07/01/26		814,797
3,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25		11/15/46		1,968,750

						2,783,547

	Missouri (2.6%)
4,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish /Christian Health Ser 1993 A	5.25		05/15/14		4,382,600

	Nebraska (2.8%)
5,000	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00		01/01/35		4,682,801

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Nevada (2.2%)
3,000	Clark County, Nevada, Airport SubLien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/20	2,948,760
1,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25	06/01/37	728,480

				3,677,240

	New Hampshire (1.7%)
3,000	Manchester, New Hampshire, Water Works Ser 2003 (FGIC Insd)	5.00	12/01/34	2,915,040

	New Jersey (3.1%)
3,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (b)	5.75	06/15/29	2,244,300
1,500	New Jersey Economic Development Authority, Seabrook Village Inc Ser 2006	5.25	11/15/36	881,490
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	1,915,530
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B (g)	0.00	06/01/41	97,260

				5,138,580

	New Mexico (0.6%)
940	New Mexico Finance Authority, Ser A	5.00	06/01/27	953,245

	New York (12.3%)
5,000	Metropolitan Transportation Authority, New York, Transportation Ser 2003 B (MBIA Insd)	5.25	11/15/22	5,165,750
3,000	Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3	5.125	06/01/46	1,852,860
980	New York City, 2009 Subser A-1 (a)	5.25	08/15/27	977,373
980	New York City, 2009 Subser A-1 (a)	5.25	08/15/28	977,373
465	New York City, New York, Subser L-1	5.00	04/01/26	456,039
1,950	New York City, New York, Cultural Resources Revenue Refg Ser 2008 1-A (a)	5.00	04/01/27	1,976,667
6,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B-1C	5.50	06/01/21	6,143,400
3,000	Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B	5.25	11/15/19	3,230,040

				20,779,502

	North Carolina (1.2%)
2,000	North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA Insd)	5.25	01/01/20	2,050,380

	Ohio (3.6%)
1,000	American Municipal Power, Ohio, Prairie State Energy Campus (AGC Insd) (a)	5.25	02/15/33	996,623
5,000	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00	01/01/32	4,990,450

				5,987,073

	Pennsylvania (1.6%)
2,000	Allegheny County Redevelopment Authority, Pennsylvania, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,043,600
1,500	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,577,055

				2,620,655

	Rhode Island (0.8%)
1,500	Rhode Island Economic Development Corporation, Airport Refg Ser 2004 A (AMT) (FSA Insd)	5.00	07/01/21	1,424,010

	South Carolina (6.5%)
2,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25	12/01/29	1,926,280
4,565	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2002 (FSA Insd)	5.375	06/01/19	4,921,618
40	Lexington County, South Carolina, Health Services District, Lexmed Inc, Ser 2007 A	5.00	11/01/16	41,934
210	Richland County Environmental Improvement Revenue, South Carolina, International Paper Company Ser 2007 A	4.60	09/01/12	189,647
4,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/27	3,948,905

				11,028,384

	Tennessee (1.9%)
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A	5.25	09/01/19	3,230,200

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Texas (13.9%)
2,000	Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21	1,503,280
1,360	Austin, Texas, Water & Sewer, ROLS RRII R-574	9.627	(f)	05/15/27	1,386,738
575	Friendswood, Texas, Independent School District (PSF Gtd)	5.00		02/15/25	600,018
1,360	Harris County, Texas, Health Facilities Development Corp.	5.25		11/15/23	1,437,098
2,350	Houston, Texas, Hotel Occupancy Ser B (g)	0.00		09/01/25	953,982
1,460	Houston, Texas, Independent School District	5.00		02/15/28	1,485,112
5,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (MBIA Insd)	5.25		05/15/25	5,095,699
5,200	North Texas Tollway Authority, Ser D (g)	0.00		01/01/28	1,620,060
1,000	Tarrant County Cultural Educational Facilities Finance Corp,	5.125		05/15/37	631,290
4,000	Tarrant County Regional Water District, Texas, Refg & Impr Ser 2002 (FSA Insd)	5.25		03/01/17	4,453,800
325	Texas Municipal Gas Aqusition & Supply Corp., Gas Supply Revenue Senior Lien Series 2008 D	6.25		12/15/26	271,362
1,000	University of Houston, Texas, Refg Ser 2008 (FSA Insd) (a)	5.00		02/15/33	983,428
3,000	West Harris County Regional Water Authority, Texas, Water Ser 2005 (FSA Insd)	5.00		12/15/24	3,047,280

					23,469,147

	Utah (1.6%)
2,500	Intermountain Power Agency, Utah, 2003 Ser A (FSA Insd)	5.00		07/01/21	2,618,525

	Virginia (10.5%)
1,250	Fairfax County Economic Development Authority, Virginia, Goodwin House Inc Ser 2007	5.125		10/01/42	713,000
10,000	Fairfax County Industrial Development Authority, Virginia, Inova Health Refg Ser 1993 A	5.25		08/15/19	10,891,200
4,000	Norfolk, Virginia, Water Ser 1993 (AMBAC Insd)	5.375		11/01/23	4,000,760
2,000	Prince William County Service Authority, Virginia, Water & Sewer Refg Ser 2003	5.00		07/01/21	2,153,120

					17,758,080

	Washington (3.2%)
1,705	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00		01/01/34	1,564,099
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)	5.00		12/01/23	3,867,244

					5,431,343

	Total Tax-Exempt Municipal Bonds (Cost $285,975,456)				261,788,423

NUMBER OF
SHARES (000)
	Short-Term Investment (i) (3.5%)
	Investment Company
5,848	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $5,847,999)				5,847,999

	Total Investments (Cost $291,823,455)				267,636,422

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note Obligations Related to Securities Held (-17.0%)
$(28,677)	Notes with interest rates ranging from 0.43% to 2.28% at January 31, 2009 and contractual maturities of collateral ranging from 07/01/16 to 08/15/42 (h) (Cost $(28,677,000))				(28,677,000)

	Total Net Investments (Cost $263,146,455) (k) (j)			141.6%	238,959,422

	Other Assets in Excess of Liabilities			1.3	2,234,559

	Preferred Shares of Beneficial Interest			(42.9)	(72,450,000)

	Net Assets Applicable to Common Shareholders			100.0%	$168,743,981

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ROLS	Reset Option Longs.

WI	Securities purchased on a when-issued basis.

(a)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2009, Fund investments with a value of $44,569,360 are held by the Dealer Trusts and serve as collateral for the $28,677,000 in floating rate note obligations outstanding at that date.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $513,132.

(c)	Prerefunded to call date shown.

(d)	Currently a zero coupon security, will convert to 5.00% on October 1, 2013.

(e)	Currently a zero coupon security, will convert to 5.75% on June 15, 2017.

(f)	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation has a total value of $1,386,738 which represents 0.8% of net assets applicable to common shareholders.

(g)	Capital Appreciation Bond.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2009.

(i)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class .

(j)	Securities have been designated as collateral in an amount equal to $91,169,749 in connection with open futures and when issued securities.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

XLCA	XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2009:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
64	Long	U.S. Treasury Future March 2009	$13,928,000	$1,921

70	Long	U.S. Treasury Notes Future March 2009	8,585,938	(70,158)

177	Long	Swap Future 5 Year March 2009	20,545,829	159,878

164	Short	U.S. Treasury Notes 5 year March 2009	(19,380,188)	148,056

26	Short	U.S. Treasury Bonds 20 year March 2009	(3,294,281)	49,957

183	Short	Swap Future 10 Year March 2009	(22,837,829)	231,240

		Net Unrealized Appreciation		$520,894

MS Quality Municipal Securities
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$267,636,422	$5,847,999	$261,788,423	—
Other Financial Instruments*	520,894	520,894	—	—

Total	$268,157,316	$6,368,893	$261,788,423	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

3